Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 341,303	$ 423,211	$ 512,599
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
(Losses) gains on cash flow hedges (net of $18,344 tax benefit in 2023)	(52,755)	(24,098)	16,780
Reclassification adjustments on cash flow hedges (net of $17,183 tax expense in 2023)	49,417	21,940	(17,010)
Cash flow hedges, net of tax	(3,338)	(2,158)	(230)
Net investment hedge	(18,396)	(14,724)	24,743
Gain on pension (net of $72, $528 and $5 tax expense in 2023, 2022 and 2021, respectively)	167	1,233	11
Foreign currency translation adjustments (net of $854 and $1,674 tax benefit in 2022 and 2021, respectively)	(8,172)	(61,772)	(107,372)
Other comprehensive loss	(29,739)	(77,421)	(82,848)
Comprehensive income	$ 311,564	$ 345,790	$ 429,751